Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024		Oct. 31, 2023	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	$ 1,286,386		$ 1,298,687
Decreases (increases) in the Bank's before-tax annual earnings		61		63	$ 59
The unrealized foreign currency translation losses		345		356	$ 316
Derivative liabilities transferred into Level 3		0		0
Derivative liabilities transferred out of Level 3		0		0
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3				108
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		94		149
Liabilities transferred out of level one into level two		783		279
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		851		1,937
Assets transferred out of level one into level two		2,356		1,184
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		2,582		2,034
Assets transferred out of level one into level two		3,924		647
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	211,340
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	1,075,046
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	516,972		512,047
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		124,006	[1],[2]	125,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		64,000		$ 65,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 392,966
Percentage of residential mortgage portfolio insured		26.00%		26.00%
Percentage of residential mortgage portfolio uninsured to average loan value		50.00%		49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.